Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 22,197	€ 23,327
Bank overdrafts [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	4,174	3,328
Borrowings related to a recourse factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	13,434	10,665
Borrowings secured with trade receivables not part of factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	3,828	8,734
Borrowings unsecured [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 761	€ 600